NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED MARCH 30, 2016

TO STATEMENTS OF ADDITIONAL INFORMATION

Nuveen Municipal Trust

Statement of Additional Information dated

August 31, 2015

Nuveen Multistate Trust I

Statement of Additional Information dated

September 30, 2015

Nuveen Multistate Trust II

Statement of Additional Information dated

June 30, 2015

Nuveen Multistate Trust III

Statement of Additional Information dated

September 30, 2015

Nuveen Multistate Trust IV

Statement of Additional Information dated

September 30, 2015

Nuveen Investment Trust

Statements of Additional Information dated

October 30, 2015

Statements of Additional Information dated

December 31, 2015

Statement of Additional Information dated

January 29, 2016

Nuveen Investment Trust II

Statement of Additional Information dated

September 28, 2015

Statement of Additional Information dated

October 30, 2015

Statements of Additional Information dated

November 30, 2015

Statement of Additional Information dated

December 31, 2015

Statement of Additional Information dated

January 29, 2016

Nuveen Investment Trust III

Statement of Additional Information dated

October 30, 2015

Statement of Additional Information dated

January 29, 2016

Nuveen Investment Trust V

Statements of Additional Information dated

January 29, 2016

Statement of Additional Information dated

January 29, 2016, as supplemented

March 18, 2016

Nuveen Managed Accounts Portfolios Trust

Statement of Additional Information dated

November 30, 2015

Nuveen Investment Funds, Inc.

Statement of Additional Information dated

April 30, 2015

Statement of Additional Information dated

August 31, 2015

Statement of Additional Information dated

September 30, 2015

Statement of Additional Information dated

October 30, 2015

Statement of Additional Information dated

January 29, 2016

Nuveen Strategy Funds, Inc.

Statement of Additional Information dated

December 31, 2015

Effective February 15, 2016, Margaret L. Wolff was appointed to the Board of Directors/Board of Trustees of the Nuveen Funds as an independent director/trustee. Ms. Wolff retired from Skadden, Arps, Slate, Meagher & Flom LLP in 2014 after more than 30 years of providing client service in the Mergers & Acquisitions Group. During her legal career, Ms. Wolff devoted significant time to advising boards and senior management on U.S. and international corporate, securities, regulatory and strategic matters, including governance, shareholder, fiduciary, operational and management issues. Since 2013, she has been a Board member of Travelers Insurance Company of Canada and The Dominion of Canada General Insurance Company (each of which is a part of Travelers Canada, the Canadian operation of The Travelers Companies, Inc.). Ms. Wolff has been a trustee of New York-Presbyterian Hospital since 2005 and, since 2004, she has served as a trustee of The John A. Hartford Foundation (a philanthropy dedicated to improving the care of older adults) where she currently is the Chair. From 2005 to 2015, she was a trustee of Mt. Holyoke College and served as Vice Chair of the Board from 2011 to 2015. Ms. Wolff received her Bachelor of Arts from Mt. Holyoke College and her Juris Doctor from Case Western Reserve University School of Law.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-ALLSAI-0316P